Prepayment, Net - Schedule of Movement of Allowance for Prepayment (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Schedule of Movement of Allowance for Prepayment [Abstract]
Balance, at beginning of the year	$ 97,691	$ 97,849
Reversal	(12,198)
Exchange rate difference	2,612	(158)
Balance, at end of the year	$ 88,105	$ 97,691